Other Payables and Accrued Expenses	6 Months Ended
Oct. 31, 2024
Other Payables and Accrued Expenses [Abstract]
Other payables and accrued expenses

Note 7 – Other payables and accrued expenses

The components of other payables and accrued expenses are as follows:

	As of April 30, 2024	As of October 31, 2024
	JPY	JPY	USD
		(Unaudited)	(Unaudited)
Outsourced development costs	18,422,782	27,750,211	182,148
Salary and benefit payables	22,500,277	18,885,095	123,959
Consumption tax payables	-	7,481,833	49,110
Professional service fee	16,364,688	8,330,930	54,683
Communication costs	3,432,583	5,205,110	34,165
Sales proceeds temporarily received for others	925,212	925,212	6,073
Withholding tax	1,066,197	847,956	5,566
Corporate business tax	950,000	475,000	3,118
Resident tax for employees	356,600	463,000	3,039
Others	1,555,503	2,646,747	17,369
	65,573,842	73,011,094	479,230

Others mainly consist of other payables related to operating activities including outsourced design costs and handling fee.